Employee Benefits	12 Months Ended
Jun. 30, 2026
Employee Benefits [Abstract]
EMPLOYEE BENEFITS

20. EMPLOYEE BENEFITS

The employee benefits included in administrative expenses in the consolidated statements of operations and other comprehensive loss are as follows:

	For the years ended
	June 30, 2026	June 30, 2025	June 30, 2024
	RM	RM	RM

Salaries, wages, bonuses and allowances	2,439,717	2,999,569	3,876,773
Defined contribution plans	108,130	145,258	525,077
Social security contributions	12,460	11,644	40,972
Other employee benefits	12,191	10,942	111,748
	2,572,498	3,167,413	4,554,570

Included in the employees’ benefits are directors’ remuneration (salaries, fees and other emoluments) of RM1,574,718 (June 30, 2025: RM1,898,685 and June 30, 2024: RM1,546,417).